Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 64,443	$ 990	₨ 69,794
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 17,765		₨ 19,200